Supplemental Cash Flow Information (Details Narrative) $ in Thousands	9 Months Ended
Sep. 30, 2018 CAD ($)
SUPPLEMENTAL CASH FLOW INFORMATION
Amount transferred from reserve to deficit	$ 229
Accrued exploration and evaluation expenditures	$ 536